GATX Corporation Master Trust (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets
The following tables present the Master Trust balances and the Plan's interest in the Master Trust balances:

	December 31, 2025
	Master Trust Balances	Plan's Interest in Master Trust Balances
Mutual funds	$114,161,653	$97,117,908
GATX common stock fund	31,944,636	30,995,772
Collective trusts	141,449,235	135,641,629
Total investments at fair value	287,555,524	263,755,309
Plus:
Other receivables	918	891
Net assets at end of year	$287,556,442	$263,756,200

	December 31, 2024
	Master Trust Balances	Plan's Interest in Master Trust Balances
Mutual funds	$98,986,627	$84,186,812
GATX common stock fund	30,869,976	29,640,088
Collective trusts	130,498,282	124,398,524
Total investments at fair value	260,354,885	238,225,424
Plus:
Other receivables	1,195	1,147
Net assets at end of year	$260,356,080	$238,226,571
The following table presents the net appreciation in fair value of investments and investment income of the Master Trust:

	Years Ended December 31
	2025	2024
Net appreciation in fair value of investments	$34,373,723	$34,703,767
Interest and dividend income	3,958,425	3,692,811
Total investment income	38,332,148	$38,396,578